Inventory	12 Months Ended
Dec. 31, 2011
INVENTORY

2. INVENTORY

As of December 31, 2011, 81% of the Company's inventory was valued using average cost, 17% was determined using the FIFO method and the remaining inventory was valued using the specific identification method. The following table summarizes our inventory balances as of December 31, 2011 and 2010:

	December 31,
	2011	2010

	(in millions)
Coal, fuel oil and other raw materials	$444	$272
Spare parts and supplies	341	277
Total	$785	$549